32. Income tax and social contribution	12 Months Ended
Dec. 31, 2019
Income Tax And Social Contribution [Abstract]
Income tax and social contribution

32.  Income tax and social contribution

	2019	2018	2017
Current income and social contribution taxes
Income tax for the year	(155,521)	(253,120)	(203,932)
Social contribution for the year	(58,905)	(92,502)	(77,148)
Tax incentive – SUDENE/SUDAM (l)	156,594	146,454	112,493
	(57,832)	(199,168)	(168,587)
Deferred income tax and social contribution
Deferred income tax	(625,516)	651,632	(23,976)
Deferred social contribution	(225,186)	217,501	(8,631)
	(850,702)	869,133	(32,607)

Provision for income tax and social contribution contingencies	(5,406)	(5,054)	185
	(856,108)	864,079	(32,422)
	(913,940)	664,911	(201,009)

The reconciliation of income tax and social contribution expenses calculated at the applicable tax rates plus the amounts reflected in the statement of income is set forth below:

	2019	2018	2017
Income before income tax and social contribution	4,536,066	1,880,190	1,435,516
Combined tax rate	34%	34%	34%
Combined tax rate on income tax and social contribution	(1,542,262)	(639,265)	(488,075)
(Additions)/exclusions:
Unrecognized/recognized tax losses and temporary differences	(18,783)	920,745	68,716
Permanent additions and exclusions:
Non-deductible expenses for tax purposes	(10,958)	(12,040)	(6,638)
Tax benefit related to interest on shareholders’ equity	338,449	288,998	64,597
Tax incentive (i)	194,161	146,454	112,498
Use of tax losses not previously recognized	-	-	11,176
Other amounts	125,453	(39,981)	36,717
	628,322	1,304,176	287,066
Income tax and social contribution recorded in income for the period	(913,940)	664,911	(201,009)
Actual rate	20.15%	(35.36%)	14.00%

(l) As mentioned in Note 24 c.3, for investment subsidies not to be considered within the taxable income, they must be recorded as tax incentive reserves, to be used only to offset losses or increase capital. The subsidiary TIM Celular has tax benefits (SUDENE/SUDAM) which comply with these rules.